Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 9.77		$ 10.59		$ 9.79
Interest Income (in dollars per unit)	$ 0.01		$ 0	[1]	$ 0.01
Expenses (in dollars per unit)	$ (0.81)		$ (0.83)		$ (0.83)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ 0.72	[2]	$ 0.01	[2]	$ 1.62	[2]
Net Income (Loss) (in dollars per unit)	$ (0.08)	[3],[4]	$ (0.82)	[4]	$ 0.80	[4]
Net asset value, period end (in dollars per unit)	$ 9.69		$ 9.77		$ 10.59
Amount is less than this percentage (in hundredths)			0.005%
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(8.20%)		(8.20%)		(8.70%)
Expenses before Incentive Fees (in hundredths)	8.20%		8.20%		8.80%
Expenses after Incentive Fees (in hundredths)	8.20%		8.20%		8.80%
Net Income (Loss) (in hundredths)	0.20%		(7.80%)		7.00%
Total return before incentive fees (in hundredths)	(0.80%)		(7.70%)		8.20%
Total return after incentive fees (in hundredths)	(0.80%)		(7.70%)		8.20%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 20.94		$ 20.71		$ 18.72
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.02
Expenses (in dollars per unit)	$ (1.58)		$ (1.67)		$ (1.54)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (1.54)	[2]	$ 1.89	[2]	$ 3.51	[2]
Net Income (Loss) (in dollars per unit)	$ (3.11)	[4]	$ 0.23	[4]	$ 1.99	[4]
Net asset value, period end (in dollars per unit)	$ 17.83		$ 20.94		$ 20.71
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.90%)		(8.10%)		(7.90%)
Expenses before Incentive Fees (in hundredths)	8.00%		8.10%		8.00%
Expenses after Incentive Fees (in hundredths)	8.00%		8.10%		8.00%
Net Income (Loss) (in hundredths)	(15.10%)		1.10%		10.10%
Total return before incentive fees (in hundredths)	(14.90%)		1.10%		10.60%
Total return after incentive fees (in hundredths)	(14.90%)		1.10%		10.60%
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Per Unit operating performance [Abstract]
Net asset value, period start (in dollars per unit)	$ 12.62		$ 12.42		$ 11.44
Interest Income (in dollars per unit)	$ 0.01		$ 0.01		$ 0.01
Expenses (in dollars per unit)	$ (0.92)		$ (0.96)		$ (0.95)
Realized/Unrealized Income (Loss) (in dollars per unit)	$ (0.34)	[3]	$ 1.15	[3]	$ 1.92	[3]
Net Income (Loss) (in dollars per unit)	$ (1.25)	[4]	$ 0.20	[4]	$ 0.98	[4]
Net asset value, period end (in dollars per unit)	$ 11.37		$ 12.62		$ 12.42
Ratios to average net assets [Abstract]
Net Investment Loss (in hundredths)	(7.70%)		(7.70%)		(8.00%)
Expenses before Incentive Fees (in hundredths)	7.80%		7.70%		8.10%
Expenses after Incentive Fees (in hundredths)	7.80%		7.70%		8.10%
Net Income (Loss) (in hundredths)	(11.10%)		1.70%		8.20%
Total return before incentive fees (in hundredths)	(9.90%)		1.60%		8.60%
Total return after incentive fees (in hundredths)	(9.90%)		1.60%		8.60%

[1]	Amounts less than 0.005%
[2]	Realized/Unrealized Income is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per Unit information.
[3]	The decrease in the net asset value per Unit, while Charter Campbell incurred a net gain for the year ended December 31, 2012, is due to the timing of redemption of Units throughout the year.
[4]	Based on change in Net Asset Value per Unit.